Share based payments (Details) - Schedule of reconciles the share options outstanding - shares	3 Months Ended	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciles the share options outstanding [Abstract]
Beginning balance, EMI Number of options		7,087,500
Beginning balance, Unapproved Number of options		2,059,500
EMI Number of options Granted during the Period			7,102,500
Unapproved Number of options Granted during the Period		6,799,185	2,079,500
EMI Number of options Exercised during the Year		(1,353,817)
Unapproved Number of options Exercised during the Year
EMI Number of options Forfeited during the Period		(1,050,000)	(15,000)
Unapproved Number of options Forfeited during the Period		(737,292)	(20,000)
Ending balance, EMI Number of options		4,683,683	7,087,500
Ending balance, Unapproved Number of options		8,121,393	2,059,500